Sheilagh M. Clarke
Vice President, Associate General Counsel
     and Assistant Secretary
Tel: 212-720-4477
Fax: 212-720-4116
e-mail: sclarke@footlocker.com

April 9, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-9303

Re:     Foot Locker, Inc. Definitive Proxy Soliciting Materials for 2010 Annual Meeting

Dear Sirs:

On behalf of Foot Locker, Inc. (the “Company”), I submit for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, the Company’s definitive proxy materials relating to the Company’s solicitation of proxies for the annual meeting of shareholders to be held on May 19, 2010. It is the Company's intention to begin mailing definitive copies of the proxy materials to the Company's shareholders on or about April 9, 2010.

As supplemental information, the Company intends to register the shares of Common Stock covered by the Foot Locker 2007 Stock Incentive Plan, as Amended and Restated, which is being proposed for shareholder approval at this annual meeting, on Form S-8 following shareholder approval of the plan.

If you have any questions, please contact me.

Sincerely,

/s/ Sheilagh M. Clarke

Foot Locker, Inc. 112 West 34th Street New York, NY 10120